United States
                       Securities and Exchange Commission
                              Washington, DC 20549

                                    Form 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 9/30/01

Check here if Amendment:  [  ]   Amendment number:  [  ]
This Amendment (check only one):
     [  ] is a restatement.
     [  ] adds new holdings entries.

Institutional Investment Manager filing this Report:
     Name:     Cortland Associates, Inc.
     Address:  8000 Maryland Avenue, Suite 730
               St. Louis, MO 63105

13F File Number:    28-5546

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

Name:     Thomas R. Podlesny
Title:    Executive Vice President-Managing Director
Phone:    (314)  726-6164

     Signature, Place, and Date of Signing:

          /s/ Thomas R. Podlesny
          St. Louis, Missouri
          October 30, 2001

Report Type (Check only one):

[ X ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

     List of Other Managers Reporting for this Manager:  NONE


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                             Form 13F Summary Page
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      54
Form 13F Information Table Value Total:      $131,431
                                            (thousands)
List of Other Included Managers:  NONE

                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.


                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE

ACXIOM CORP              COM       005125109    5,641,000  600,155.00 X                                  8,150 207,200 384,805

BP PLC SPONS ADR         COM       055622104      394,000    8,008.00 X                                                  8,008

ANHEUSER-BUSCH COS       COM       035229103      914,000   21,824.00 X                                                 21,824

BANKAMERICA              COM       060505104      622,000   10,659.00 X                                                 10,659

CROWN CASTLE             COM       228227104    2,532,000  281,375.00 X                                  4,250 100,250 176,875

CENTERPOINT PROPERTIES   COM       151895109      313,000    6,550.00 X                                          4,000   2,550

BRISTOL-MYERS SQUIBB     COM       110122108      217,000    3,910.00 X                                                  3,910

AMERICAN INTL GRP        COM       026874107      233,000    2,989.00 X                                     37           2,952

DEVON ENERGY CO          COM       25179M103    7,848,000  228,142.00 X                                  2,900  81,050 144,192

CHEMED CORP              COM       163596109    4,233,000  146,980.00 X                                  1,925  53,480  91,575

APPLIED HEALTHCARE PROD  COM       019222108       33,000   10,000.00 X                                         10,000

BALL CO                  COM       058498106      326,000    5,450.00 X                                    450   4,650     350

GENERAL ELEC             COM       369604103    1,151,000   30,930.00 X                                                 30,930

MICROSOFT CORP           COM       594918104      338,000    6,598.00 X                                                  6,598

   COLUMN TOTALS                               24,795,000


                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.

                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE

CHUBB                    COM       171232101    8,880,000  124,355.00 X                                  1,750  46,925  75,680

VERIZON                  COM       92343V104      321,000    5,925.00 X                                                  5,925

CONVERGYS CORP           COM       212485106    7,055,000  254,230.00 X                                  3,025  90,450 160,755

INTL SPEEDWAY CORP CL B  COM       460335300      530,000   15,500.00 X                                                 15,500

TRI CONTINENTAL CORP     COM       895436103      211,000   11,525.00 X                                                 11,525

BELLSOUTH CORP           COM       079860102      250,000    6,014.00 X                                                  6,014

NAVIGATORS GROUP INC     COM       638904102    2,345,000  133,800.00 X                                  1,700  49,200  82,900

PAXAR CORP               COM       704227107    6,408,000  502,607.00 X                                  5,762 197,241 299,604

CITIGROUPINC             COM       172967101      281,000    6,950.00 X                                    726           6,224

PROCTOR & GAMBLE CO.     COM       742718109      221,000    3,034.00 X                                                  3,034

SCHLUMBERGER LTD         COM       806857108    2,242,000   49,049.00 X                                    324  20,083  28,642

WEST TELESERVICES CORP   COM       952355105    7,499,000  378,743.00 X                                  5,125 140,550 233,068

WILLIAMS CO INC          COM       969457100    5,987,000  219,305.00 X                                  2,200  75,150 141,955

   COLUMN TOTALS                               42,230,000


                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.

                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE

STATE STREET CORP        COM       857477103      206,000    4,520.00 X                                                  4,520

ENTERBANK HLDG INC       COM       293538102      396,000   34,436.00 X                                          2,436  32,000

EXXON MOBIL CORP         COM       30231G102      640,000   16,231.00 X                                                 16,231

TRANSOCEAN SEDCO FOREX   COM       G90078109      347,000   13,137.00 X                                     57   4,230   8,850

MATTEL INC               COM       577081102      304,000   19,395.00 X                                    425  10,300   8,670

STRAYER EDUCATION INC    COM       863236105   25,204,000  565,122.00 X                                 10,275 185,050 369,797

TALX CORP                COM       874918105      439,000   20,625.00 X                                                 20,625

IRON MOUNTAIN            COM       462846106    9,922,000  239,372.00 X                                  3,534  86,127 149,711

SBC COMMUNICATIONS       COM       78387G103      710,000   15,058.00 X                                     35          15,023

ZEBRA TECHNOLOGIES       COM       989207105    5,773,000  154,124.00 X                                  2,225  64,545  87,354

HEIDRICK & STRUGGLES
 INTL INC                COM       422819102    2,318,000  162,450.00 X                                  3,325  50,500 108,625

INTL SPEEDWAY CORP CL A  COM       460335201    8,851,000  254,125.00 X                                  2,950 100,150 151,025

FIRST DATA CORP          COM       319963104      381,000    6,536.00 X                                                  6,536

U.S. BANCORP             COM       902973304      339,000   15,291.00 X                                                 15,291

   COLUMN TOTALS                               55,830,000


                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.

                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE

PFIZER INC               COM       717081103      861,000   21,479.00 X                                                 21,479

JOHNSON & JOHNSON        COM       478160104      340,000    6,130.00 X                                                  6,130

RALSTON PURINA           COM       751277302      657,000   20,016.00 X                                                 20,016

MERCK & CO               COM       589331107      930,000   13,965.00 X                                          1,699  12,266

MISSISSIPPI VY BANCSHS   COM       605720101    3,239,000   85,250.00 X                                                 85,250

NESTLES SA ADR           COM       641069406      213,000    4,000.00 X                                                  4,000

   COLUMN TOTALS                                6,240,000


                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.

                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE

FIRST PFD CAP TR         PFD       33611H203   217,000      8,000.00  X                                                 8,000

PFD TENN VY AUTH PWR     PFD       880591409   253,000     10,000.00  X                                                10,000

   COLUMN TOTALS                               470,000



                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.

                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE

VANGUARD INDEX TR 500
PORT                     MF        922908405     351,000   19,839.00  X                                                19,839

VAN KAMPEN AMER CAP
TAX EX FD                MF        92113R309     282,000   26,487.00  X                                                26,487

SELIGMAN TAX FREE MO     MF        816346878     405,000   51,908.00  X                                                51,908

S&P MIDCAP 400 INDEX     MF        464287507     403,000    4,655.00  X                                                 4,655

S&P 500 INDEX            MF        464287200     425,000    4,075.00  X                                                 4,075

   COLUMN TOTALS                               1,866,000



                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.

                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE

TOTAL COMMON STOCK                             129,095,000

TOTAL PREFERRED STOCKS                             470,000

TOTAL MUTUAL FUNDS                               1,866,000



TOTAL FMV                                      131,431,000
